Loans and Allowance for Loan Losses - Schedule of Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Total	$ 2,447,945	$ 2,068,724	$ 1,556,092
Allowance for loan losses	(23,312)	(19,295)	(11,979)
Loans, net	2,424,633	2,049,429	1,544,113
Real Estate | Non-Farm Non-Residential Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Total	477,573	383,941	353,273
Real Estate | Non-Farm Non-Residential Non-Owner Occupied
Accounts Notes And Loans Receivable [Line Items]
Total	463,618	445,308	277,804
Real Estate | Construction, Development & Other
Accounts Notes And Loans Receivable [Line Items]
Total	414,653	320,335	98,207
Real Estate | Farmland
Accounts Notes And Loans Receivable [Line Items]
Total	13,467	9,934	4,653
Real Estate | Residential
Accounts Notes And Loans Receivable [Line Items]
Total	225,649	213,264	140,622
Commercial & Industrial
Accounts Notes And Loans Receivable [Line Items]
Total	756,005	611,348	645,928
Consumer
Accounts Notes And Loans Receivable [Line Items]
Total	3,304	4,001	4,157
Other
Accounts Notes And Loans Receivable [Line Items]
Total	$ 93,676	$ 80,593	$ 31,448